Intangible Assets, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets, Net [Line Items]
Amortization expense		¥ 2,097	¥ 4,110
Impairment of intangible assets			700
Intangible Assets [Member]
Intangible Assets, Net [Line Items]
Impairment of intangible assets		15,614
Long Ye Information Technology Limited [Member]
Intangible Assets, Net [Line Items]
Amortization expense		¥ 2,097	¥ 4,128